Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net income in the year before tax	$ 112,351	$ 126,383
Tax rate	27.00%	27.00%
Income tax expense at statutory rate	$ 30,335	$ 34,123
Difference in tax rate of foreign jurisdictions	(11,318)	(15,858)
Non-taxable items	(10,740)	(5,618)
Change in temporary differences not previously recognized	2,153	8,762
Withholding taxes and other	7,617	1,907
Income tax expense	$ 18,047	$ 23,316